High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (0.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.0%)
Audacy, Inc. *,Æ	5,845	101

Total		101

Industrial (0.2%)
Yeoman Capital SA *,Æ	159,762	1,269

Total		1,269

Total Common Stocks (Cost: $8,750)		1,370

Corporate Bonds (96.4%)
Basic Materials (4.2%)
Ashland, Inc. 3.375%, 9/1/31 144A	1,625,000	1,459
Axalta Coating Systems Dutch Holding BV 7.250%, 2/15/31 144A	425,000	444
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding BV 4.750%, 6/15/27 144A	600,000	596
Carpenter Technology Corp. 5.625%, 3/1/34 144A	475,000	471
Celanese US Holdings LLC
6.750%, 4/15/33	3,125,000	3,206
7.375%, 2/15/34	1,425,000	1,460
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,225,000	1,169
4.875%, 3/1/31 144A	425,000	382
6.750%, 4/15/30 144A	600,000	585
6.875%, 11/1/29 144A	400,000	400
7.000%, 3/15/32 144A	1,075,000	1,040
7.375%, 5/1/33 144A	650,000	636
7.500%, 9/15/31 144A	375,000	374
7.625%, 1/15/34 144A	725,000	708
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,950,000	1,924
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,625,000	1,582
H.B. Fuller Co.
4.250%, 10/15/28	525,000	507
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	408,000	408
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,500,000	1,433
6.250%, 10/1/29 144A	1,100,000	1,040
6.750%, 8/1/32 144A	2,225,000	2,119
7.250%, 2/15/33 144A	2,150,000	2,051
SNF Group SACA 3.375%, 3/15/30 144A	950,000	879
Solstice Advanced Materials, Inc. 5.625%, 9/30/33 144A	1,750,000	1,726
W.R. Grace Holdings LLC
5.625%, 8/15/29 144A	1,525,000	1,403
6.625%, 8/15/32 144A	1,000,000	974
7.000%, 8/1/33 144A	300,000	291
7.375%, 3/1/31 144A	325,000	326

Total		29,593

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Communications (10.0%)
APLD ComputeCo 2 LLC 6.750%, 3/15/31 144A	850,000	844
APLD ComputeCo LLC 9.250%, 12/15/30 144A	2,775,000	2,859
Black Pearl Compute LLC 6.125%, 2/15/31 144A	625,000	636
Cars.com, Inc. 6.375%, 11/1/28 144A	1,825,000	1,774
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 1/15/34 144A	1,200,000	1,027
4.500%, 8/15/30 144A	1,500,000	1,402
4.500%, 5/1/32	1,700,000	1,519
4.500%, 6/1/33 144A	1,175,000	1,023
4.750%, 3/1/30 144A	2,800,000	2,657
4.750%, 2/1/32 144A	525,000	475
5.000%, 2/1/28 144A	2,000,000	1,984
5.125%, 5/1/27 144A	685,000	684
5.375%, 6/1/29 144A	1,350,000	1,331
7.000%, 2/1/33 144A	2,225,000	2,231
Cipher Compute LLC 7.125%, 11/15/30 144A	1,375,000	1,425
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	485
4.125%, 12/1/30 144A	950,000	570
4.500%, 11/15/31 144A	2,400,000	1,423
Gen Digital, Inc. 6.250%, 4/1/33 144A	1,725,000	1,677
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,618
Gray Media, Inc. 5.375%, 11/15/31 144A	975,000	723
Lamar Media Corp.
3.625%, 1/15/31	425,000	393
4.000%, 2/15/30	100,000	95
4.875%, 1/15/29	675,000	667
5.375%, 11/1/33 144A	450,000	440
Match Group Holdings II LLC
4.125%, 8/1/30 144A	1,925,000	1,784
4.625%, 6/1/28 144A	1,450,000	1,418
5.000%, 12/15/27 144A	525,000	523
6.125%, 9/15/33 144A	450,000	437
Millennium Escrow Corp. 6.625%, 8/1/26 144A	1,425,000	1,329
Nexstar Media, Inc. 5.625%, 7/15/27 144A	675,000	675
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	1,109
4.625%, 3/15/30 144A	1,175,000	1,134
7.375%, 2/15/31 144A	150,000	156
Paramount Global
4.375%, 3/15/43	800,000	484
5.850%, 9/1/43	1,000,000	694
6.875%, 4/30/36	575,000	504

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
Sinclair Television Group, Inc.
4.375%, 12/31/32 144A	150,000	116
5.500%, 3/1/30 144A	425,000	368
Sirius XM Radio LLC
3.875%, 9/1/31 144A	1,875,000	1,702
4.000%, 7/15/28 144A	550,000	531
4.125%, 7/1/30 144A	775,000	726
5.500%, 7/1/29 144A	1,375,000	1,370
5.875%, 4/15/32 144A	700,000	695
Sunrise FinCo I BV 4.875%, 7/15/31 144A	3,225,000	3,070
SV RNO Property Owner 1 LLC 5.875%, 3/1/31 144A	1,325,000	1,310
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,000,000	3,925
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,225,000	1,151
7.375%, 6/30/30 144A	1,025,000	1,004
8.000%, 8/15/28 144A	1,675,000	1,700
8.500%, 7/31/31 144A	300,000	301
9.375%, 8/1/32 144A	700,000	721
Viavi Solutions, Inc. 3.750%, 10/1/29 144A	1,175,000	1,102
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,325,000	1,905
Virgin Media Secured Finance PLC
4.500%, 8/15/30 144A	625,000	554
5.500%, 5/15/29 144A	475,000	456
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	600,000	515
4.750%, 7/15/31 144A	875,000	753
VZ Secured Financing BV
5.000%, 1/15/32 144A	1,225,000	1,050
7.500%, 1/15/33 144A	650,000	613
WULF Compute LLC 7.750%, 10/15/30 144A	1,625,000	1,717
Ziggo Bond Co. BV 5.125%, 2/28/30 144A	1,300,000	1,116
Ziggo BV 4.875%, 1/15/30 144A	200,000	187
ZipRecruiter, Inc. 5.000%, 1/15/30 144A	975,000	562

Total		69,429

Consumer, Cyclical (18.5%)
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/28 144A	1,125,000	1,100
4.000%, 10/15/30 144A	4,700,000	4,418
4.375%, 1/15/28 144A	1,175,000	1,159
5.625%, 9/15/29 144A	375,000	376
Academy, Ltd. 6.000%, 11/15/27 144A	1,850,000	1,851
Acushnet Co. 5.625%, 12/1/33 144A	650,000	645
Adient Global Holdings, Ltd.
7.000%, 4/15/28 144A	350,000	355
7.500%, 2/15/33 144A	1,400,000	1,415
8.250%, 4/15/31 144A	1,150,000	1,193
Affinity Interactive 6.875%, 12/15/27 144A	1,100,000	660

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	137,500	138
5.750%, 4/20/29 144A	200,000	199
American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/28 144A	1,775,000	1,742
Aramark Services, Inc. 5.000%, 2/1/28 144A	225,000	224
Asbury Automotive Group, Inc.
4.625%, 11/15/29 144A	1,850,000	1,788
5.000%, 2/15/32 144A	675,000	639
Beach Acquisition Bidco LLC 10.000%, 7/15/33 144A Þ	4,593,896	4,893
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,633
4.750%, 6/15/31 144A	575,000	547
Caesars Entertainment, Inc.
6.000%, 10/15/32 144A	2,100,000	1,932
6.500%, 2/15/32 144A	1,450,000	1,433
7.000%, 2/15/30 144A	525,000	531
Carnival Corp.
5.125%, 5/1/29 144A	350,000	347
5.750%, 8/1/32 144A	625,000	625
5.875%, 6/15/31 144A	1,075,000	1,088
6.125%, 2/15/33 144A	875,000	884
7.000%, 8/15/29 144A	375,000	389
Champ Acquisition Corp. 8.375%, 12/1/31 144A	950,000	996
Churchill Downs, Inc.
5.500%, 4/1/27 144A	225,000	225
5.750%, 4/1/30 144A	500,000	494
6.750%, 5/1/31 144A	2,225,000	2,267
Clarios Global LP / Clarios US Finance Co.
6.750%, 5/15/28 144A	625,000	631
6.750%, 2/15/30 144A	975,000	997
6.750%, 9/15/32 144A	4,375,000	4,410
Cyprium Corp / Cyprium Holdings Luxembourg SARL 6.375%, 4/15/34 144A	1,150,000	1,116
Cyprium Corp. / Cyprium Holdings Luxembourg SARL 6.125%, 4/15/31 144A	650,000	641
Discovery Global Holdings, Inc.
4.279%, 3/15/32	325,000	288
5.050%, 3/15/42	3,775,000	2,487
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 144A	2,925,000	2,600
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	720
4.000%, 11/13/30	1,975,000	1,838
4.125%, 8/17/27	1,350,000	1,332
4.271%, 1/9/27	1,675,000	1,667
5.113%, 5/3/29	1,200,000	1,189
6.800%, 5/12/28	700,000	721
Forvia SE 6.750%, 9/15/33 144A	2,050,000	2,002
The Gap, Inc.
3.625%, 10/1/29 144A	1,325,000	1,238
3.875%, 10/1/31 144A	225,000	204

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Gates Corp. 6.875%, 7/1/29 144A	1,375,000	1,411
Group 1 Automotive, Inc. 6.375%, 1/15/30 144A	375,000	378
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	636
3.750%, 5/1/29 144A	1,150,000	1,101
5.500%, 3/31/34 144A	350,000	342
5.750%, 9/15/33 144A	150,000	149
5.875%, 3/15/33 144A	1,250,000	1,258
IHO Verwaltungs GmbH
6.375%, 5/15/29 144A	1,650,000	1,649
8.000%, 11/15/32 144A	3,200,000	3,278
Installed Building Products, Inc. 5.625%, 2/1/34 144A	325,000	317
J.B. Poindexter & Co., Inc. 8.750%, 12/15/31 144A	1,800,000	1,824
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	549
Kontoor Brands, Inc. 4.125%, 11/15/29 144A	575,000	543
LCM Investments Holdings II LLC 8.250%, 8/1/31 144A	2,975,000	3,090
Light and Wonder International, Inc.
6.250%, 10/1/33 144A	625,000	612
7.250%, 11/15/29 144A	1,975,000	2,013
7.500%, 9/1/31 144A	875,000	898
Lithia Motors, Inc. 5.500%, 10/1/30 144A	1,400,000	1,372
The Men’s Wearhouse LLC 9.000%, 2/1/31 144A	825,000	847
MGM Resorts International
6.125%, 9/15/29	1,025,000	1,031
6.500%, 4/15/32	2,425,000	2,445
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.875%, 5/1/29 144A	2,100,000	2,037
NCL Corp., Ltd.
5.875%, 1/15/31 144A	350,000	340
6.250%, 9/15/33 144A	500,000	485
6.750%, 2/1/32 144A	1,275,000	1,265
7.750%, 2/15/29 144A	275,000	286
NCL Finance, Ltd. 6.125%, 3/15/28 144A	750,000	756
Patrick Industries, Inc. 6.375%, 11/1/32 144A	2,075,000	2,075
Qnity Electronics, Inc.
5.750%, 8/15/32 144A	400,000	400
6.250%, 8/15/33 144A	1,275,000	1,289
QXO Building Products, Inc. 6.750%, 4/30/32 144A	2,200,000	2,244
Rivers Enterprise Borrower LLC 6.250%, 10/15/30 144A	1,375,000	1,372
Royal Caribbean Cruises, Ltd.
5.375%, 7/15/27 144A	750,000	753
5.625%, 9/30/31 144A	500,000	505
6.000%, 2/1/33 144A	1,275,000	1,288
6.250%, 3/15/32 144A	925,000	946

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Sally Holdings LLC / Sally Capital, Inc. 6.750%, 4/1/32	1,150,000	1,177
SeaWorld Parks & Entertainment, Inc. 5.250%, 8/15/29 144A	2,900,000	2,770
Six Flags Entertainment Corp. 7.250%, 5/15/31 144A	875,000	842
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,960
4.625%, 12/1/31 144A	1,675,000	1,564
6.625%, 3/15/32 144A	250,000	251
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	1,850,000	1,741
6.500%, 12/15/35 144A	625,000	608
Whirlpool Corp.
6.125%, 6/15/30	375,000	366
6.500%, 6/15/33	2,875,000	2,724
White Cap Supply Holdings LLC 7.375%, 11/15/30 144A	3,125,000	3,031
The William Carter Co. 7.375%, 2/15/31 144A	2,425,000	2,473
WMG Acquisition Corp. 3.750%, 12/1/29 144A	650,000	617
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28 144A	725,000	708
5.625%, 3/1/33 144A	1,150,000	1,132
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.250%, 3/15/33 144A	1,250,000	1,237
7.125%, 2/15/31 144A	1,100,000	1,153
Yum! Brands, Inc. 4.625%, 1/31/32	1,625,000	1,552
ZF North America Capital, Inc.
6.875%, 4/14/28 144A	850,000	862
7.125%, 4/14/30 144A	475,000	468

Total		129,287

Consumer, Non-cyclical (15.5%)
1261229 BC, Ltd. 1.000%, 4/15/32 144A	3,675,000	3,763
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	1,450,000	1,434
Albertsons Cos., Inc. 5.625%, 3/31/32 144A	275,000	271
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.500%, 3/15/29 144A	375,000	358
5.500%, 3/31/31 144A	450,000	445
5.750%, 3/31/34 144A	2,550,000	2,495
6.250%, 3/15/33 144A	300,000	302
6.500%, 2/15/28 144A	1,200,000	1,215
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 6/1/29 144A	1,575,000	1,522
6.875%, 6/15/30 144A	1,400,000	1,419
Allied Universal Holdco LLC 7.875%, 2/15/31 144A	2,625,000	2,707
Amneal Pharmaceuticals, Inc. 6.875%, 8/1/32 144A	1,050,000	1,081
Avantor Funding, Inc. 3.875%, 11/1/29 144A	1,825,000	1,712

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.625%, 7/15/28 144A	2,350,000	2,294
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	1,925,000	1,763
5.250%, 1/30/30 144A	1,700,000	1,096
6.250%, 2/15/29 144A	625,000	469
BellRing Brands, Inc. 7.000%, 3/15/30 144A	3,075,000	3,076
Belron UK Finance PLC 5.750%, 10/15/29 144A	500,000	503
The Brink’s Co.
6.500%, 6/15/29 144A	1,075,000	1,092
6.750%, 6/15/32 144A	1,050,000	1,063
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	942
6.125%, 4/1/30 144A	800,000	696
6.875%, 4/15/29 144A	450,000	433
9.750%, 1/15/34 144A	875,000	908
Clarivate Science Holdings Corp. 4.875%, 7/1/29 144A	4,875,000	4,230
Concentra Health Services, Inc. 6.875%, 7/15/32 144A	700,000	724
Edgewell Personal Care Co. 5.500%, 6/1/28 144A	875,000	870
Froneri Lux FinCo SARL 6.000%, 8/1/32 144A	3,800,000	3,705
Garda World Security Corp.
6.000%, 6/1/29 144A	1,725,000	1,642
7.750%, 2/15/28 144A	600,000	610
8.250%, 8/1/32 144A	800,000	792
8.375%, 11/15/32 144A	2,800,000	2,802
Genmab A/S / Genmab Finance LLC
6.250%, 12/15/32 144A	375,000	384
7.250%, 12/15/33 144A	2,000,000	2,093
Grifols SA
4.750%, 10/15/28 144A	4,700,000	4,603
HealthEquity, Inc. 4.500%, 10/1/29 144A	2,225,000	2,153
Herc Holdings, Inc.
6.000%, 3/15/34 144A	550,000	532
7.000%, 6/15/30 144A	825,000	846
7.250%, 6/15/33 144A	1,225,000	1,255
Industrial F&B Investments III, Inc. 7.750%, 2/11/33 144A	2,825,000	2,854
Insulet Corp. 6.500%, 4/1/33 144A	275,000	281
IQVIA, Inc.
5.000%, 10/15/26 144A	1,375,000	1,373
5.000%, 5/15/27 144A	750,000	747
6.250%, 6/1/32 144A	1,775,000	1,802
6.500%, 5/15/30 144A	200,000	204
Jazz Securities DAC 4.375%, 1/15/29 144A	500,000	488
Medline Borrower LP
3.875%, 4/1/29 144A	1,125,000	1,088
5.250%, 10/1/29 144A	6,000,000	5,947
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	1,150,000	1,172
Molina Healthcare, Inc. 6.250%, 1/15/33 144A	1,075,000	1,042

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Opal Bidco SAS 6.500%, 3/31/32 144A	2,100,000	2,102
Organon & Co. / Organon Foreign Debt Co- Issuer BV
5.125%, 4/30/31 144A	775,000	632
6.750%, 5/15/34 144A	775,000	690
7.875%, 5/15/34 144A	3,400,000	2,799
Performance Food Group, Inc.
4.250%, 8/1/29 144A	1,425,000	1,369
5.625%, 3/1/34 144A	1,175,000	1,133
6.125%, 9/15/32 144A	275,000	275
Post Holdings, Inc. 6.250%, 2/15/32 144A	1,025,000	1,036
Raven Acquisition Holdings LLC 6.875%, 11/15/31 144A	2,975,000	2,868
Select Medical Corp. 6.250%, 12/1/32 144A	2,350,000	2,240
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.750%, 8/15/32 144A	1,700,000	1,672
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	243
4.625%, 11/15/27	450,000	446
Tenet Healthcare Corp.
4.250%, 6/1/29	225,000	218
4.625%, 6/15/28	125,000	124
5.125%, 11/1/27	1,800,000	1,798
5.500%, 11/15/32 144A	775,000	768
6.000%, 11/15/33 144A	300,000	303
6.125%, 10/1/28	1,523,000	1,526
6.125%, 6/15/30	775,000	780
6.750%, 5/15/31	1,125,000	1,150
United Rentals North America, Inc. 4.875%, 1/15/28	1,225,000	1,220
5.250%, 1/15/30	425,000	423
5.375%, 11/15/33 144A	725,000	705
6.000%, 12/15/29 144A	375,000	381
6.125%, 3/15/34 144A	675,000	683
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	682
4.750%, 2/15/29 144A	1,500,000	1,480
5.750%, 4/15/33 144A	275,000	274
6.875%, 9/15/28 144A	775,000	792

Total		108,110

Diversified (0.3%)
Stena International SA 7.250%, 1/15/31 144A	1,975,000	1,996

Total		1,996

Energy (11.5%)
Aethon United BR LP / Aethon United Finance Corp. 7.500%, 10/1/29 144A	2,025,000	2,112
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 6/15/29 144A	975,000	972
5.750%, 1/15/28 144A	2,825,000	2,825
5.750%, 10/15/33 144A	2,200,000	2,176
5.750%, 7/1/34 144A	850,000	838
6.625%, 2/1/32 144A	225,000	230

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Antero Resources Corp. 5.375%, 3/1/30 144A	625,000	628
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 4/1/28 144A	1,975,000	1,975
6.625%, 9/1/32 144A	700,000	714
Archrock Services LP / Archrock Partners Finance Corp. 6.000%, 2/1/34 144A	1,100,000	1,089
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	825,000	824
6.625%, 10/15/32 144A	550,000	558
6.625%, 7/15/33 144A	500,000	509
9.000%, 11/1/27 144A	200,000	233
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.000%, 7/15/29 144A	400,000	413
7.250%, 7/15/32 144A	950,000	987
Chesapeake Energy Corp. Escrow 7.000%, 10/1/49 *	1,000,000	–	π
Chord Energy Corp. 6.000%, 10/1/30 144A	850,000	861
CNX Midstream Partners LP 4.750%, 4/15/30 144A	2,700,000	2,567
CNX Resources Corp.
5.875%, 3/1/34 144A	250,000	243
7.250%, 3/1/32 144A	525,000	541
Comstock Resources, Inc.
5.875%, 1/15/30 144A	475,000	460
6.750%, 3/1/29 144A	1,900,000	1,875
DBR Land Holdings LLC 6.250%, 12/1/30 144A	675,000	683
DT Midstream, Inc. 4.375%, 6/15/31 144A	1,600,000	1,542
Energy Transfer LP 7.375%, 2/1/31 144A	750,000	778
EQT Corp. 4.750%, 1/15/31	625,000	622
Expand Energy Corp. 5.875%, 2/1/29 144A	225,000	225
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	601
5.125%, 6/15/28 144A	1,300,000	1,296
5.500%, 10/15/30 144A	475,000	471
5.875%, 3/1/28 144A	200,000	201
6.500%, 6/1/29 144A	200,000	204
HF Sinclair Corp. 5.000%, 2/1/28	1,475,000	1,475
Kodiak Gas Services LLC
5.875%, 4/1/31 144A	850,000	854
6.500%, 10/1/33 144A	575,000	581
6.750%, 10/1/35 144A	1,450,000	1,473
7.250%, 2/15/29 144A	2,050,000	2,124
Matador Resources Co.
6.000%, 4/15/34 144A	525,000	522
6.250%, 4/15/33 144A	675,000	676
6.500%, 4/15/32 144A	1,000,000	1,011
Nabors Industries, Inc. 7.625%, 11/15/32 144A	1,350,000	1,382

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
8.875%, 8/15/31 144A	450,000	469
9.125%, 1/31/30 144A	475,000	499
Northriver Midstream Finance LP 6.750%, 7/15/32 144A	2,550,000	2,558
Permian Resources Operating LLC
6.250%, 2/1/33 144A	600,000	611
7.000%, 1/15/32 144A	325,000	337
Precision Drilling Corp. 6.875%, 1/15/29 144A	500,000	504
Range Resources Corp. 4.750%, 2/15/30 144A	475,000	463
Rockies Express Pipeline LLC 6.750%, 3/15/33 144A	700,000	721
SM Energy Co. 6.625%, 1/15/27	250,000	250
6.625%, 4/15/34 144A	1,850,000	1,845
6.750%, 9/15/26	1,100,000	1,101
7.000%, 8/1/32 144A	275,000	281
8.375%, 7/1/28 144A	1,425,000	1,464
8.625%, 11/1/30 144A	575,000	607
8.750%, 7/1/31 144A	300,000	314
9.625%, 6/15/33 144A	525,000	580
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.750%, 3/15/34 144A	4,925,000	4,950
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,900,000	1,917
TerraForm Power Operating LLC
4.750%, 1/15/30 144A	1,725,000	1,652
5.000%, 1/31/28 144A	1,775,000	1,755
TGNR Intermediate Holdings LLC 5.500%, 10/15/29 144A	2,150,000	2,102
USA Compression Partners LP / USA Compression Finance Corp.
6.250%, 10/1/33 144A	1,000,000	997
7.125%, 3/15/29 144A	2,450,000	2,507
Venture Global Plaquemines LNG LLC
6.500%, 1/15/34 144A	1,725,000	1,798
6.500%, 6/15/34 144A	875,000	911
6.750%, 1/15/36 144A	1,625,000	1,721
7.500%, 5/1/33 144A	1,900,000	2,088
7.750%, 5/1/35 144A	1,700,000	1,905
WBI Operating LLC
6.250%, 10/15/30 144A	850,000	855
6.500%, 10/15/33 144A	1,275,000	1,265
Western Midstream Operating LP 7.250%, 4/1/30 144A	800,000	842

Total		80,220

Financial (11.5%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
5.875%, 11/1/29 144A	575,000	556
6.500%, 10/1/31 144A	375,000	368
7.000%, 1/15/31 144A	2,225,000	2,244
7.375%, 10/1/32 144A	1,550,000	1,535
AmWINS Group, Inc.
4.875%, 6/30/29 144A	3,400,000	3,257
6.375%, 2/15/29 144A	1,225,000	1,232

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
Amynta Agency Borrower, Inc. / Amynta Warranty Borrower, Inc. 7.500%, 7/15/33 144A	2,925,000	2,774
Ardonagh Finco, Ltd. 7.750%, 2/15/31 144A	950,000	961
Ardonagh Group Finance, Ltd. 8.875%, 2/15/32 144A	7,300,000	7,152
Asurion LLC and Asurion Co-Issuer, Inc. 8.000%, 12/31/32 144A	1,325,000	1,375
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance 7.125%, 5/15/31 144A	3,750,000	3,769
Broadstreet Partners Group LLC 5.875%, 4/15/29 144A	4,625,000	4,507
CrossCountry Intermediate HoldCo LLC
6.500%, 10/1/30 144A	2,450,000	2,335
6.750%, 12/1/32 144A	2,050,000	1,929
HUB International, Ltd.
5.625%, 12/1/29 144A	3,075,000	2,983
7.250%, 6/15/30 144A	3,475,000	3,560
7.375%, 1/31/32 144A	4,625,000	4,717
Iron Mountain, Inc.
6.250%, 1/15/33 144A	1,475,000	1,470
7.000%, 2/15/29 144A	3,125,000	3,185
Jones Deslauriers Insurance Management, Inc.
6.875%, 10/1/33 144A	2,975,000	2,722
8.500%, 3/15/30 144A	1,800,000	1,830
Navient Corp.
5.000%, 3/15/27	675,000	660
6.750%, 6/15/26	500,000	501
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	5,100,000	5,117
RHP Hotel Properties LP / RHP Finance Corp.
5.750%, 3/15/34 144A	675,000	666
6.500%, 4/1/32 144A	825,000	840
6.500%, 6/15/33 144A	925,000	942
7.250%, 7/15/28 144A	825,000	842
Rocket Companies, Inc.
6.125%, 8/1/30 144A	275,000	278
6.375%, 8/1/33 144A	1,350,000	1,364
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc.
2.875%, 10/15/26 144A	1,800,000	1,781
3.625%, 3/1/29 144A	1,475,000	1,397
3.875%, 3/1/31 144A	1,525,000	1,407
4.000%, 10/15/33 144A	1,200,000	1,076
Ryan Specialty LLC
4.375%, 2/1/30 144A	800,000	775
5.875%, 8/1/32 144A	1,400,000	1,384
USI, Inc. 7.500%, 1/15/32 144A	4,700,000	4,762
UWM Holdings LLC 6.250%, 3/15/31 144A	1,000,000	911
XHR LP 6.625%, 5/15/30 144A	925,000	934

Total		80,098

Industrial (12.3%)
Ardagh Group SA 9.500%, 12/1/30 144A	966,000	1,013

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.000%, 9/1/29 144A	2,725,000	2,495
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.250%, 1/30/31 144A	450,000	446
Ball Corp.
2.875%, 8/15/30	700,000	637
6.000%, 6/15/29	500,000	507
Clean Harbors, Inc. 5.750%, 10/15/33 144A	875,000	873
Clearwater Paper Corp. 4.750%, 8/15/28 144A	1,875,000	1,622
Clydesdale Acquisition Holdings, Inc.
6.750%, 4/15/32 144A	325,000	308
6.875%, 1/15/30 144A	350,000	340
8.750%, 4/15/30 144A	1,025,000	956
Coherent Corp. 5.000%, 12/15/29 144A	2,425,000	2,379
CP Atlas Buyer, Inc.
9.750%, 7/15/30 144A	1,375,000	1,289
12.750%, 1/15/31 144A Þ	1,826,346	1,410
Crown Americas LLC 5.250%, 4/1/30	400,000	400
5.875%, 6/1/33	1,700,000	1,699
EMRLD Borrower LP / Emerald Co-Issuer, Inc.
6.625%, 12/15/30 144A	4,225,000	4,297
6.750%, 7/15/31 144A	200,000	206
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,300,000	2,188
4.750%, 6/15/28 144A	1,400,000	1,378
6.000%, 9/15/33 144A	1,750,000	1,639
Enpro, Inc. 6.125%, 6/1/33 144A	375,000	379
Entegris, Inc.
3.625%, 5/1/29 144A	725,000	689
4.750%, 4/15/29 144A	850,000	840
5.950%, 6/15/30 144A	2,725,000	2,742
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	408
3.500%, 3/1/29 144A	450,000	421
4.750%, 7/15/27 144A	500,000	496
Lsf12 Helix Parent LLC 7.125%, 2/1/33 144A	975,000	938
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	244
5.875%, 6/30/29 144A	5,125,000	5,026
Masterbrand, Inc. 7.000%, 7/15/32 144A	1,000,000	977
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/30 144A	1,275,000	1,275
9.250%, 4/15/30 144A	600,000	558
Maxam Prill SARL 7.750%, 7/15/30 144A	2,875,000	2,922
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.750%, 4/1/32 144A	575,000	551
MIWD Holdco II LLC / MIWD Finance Corp. 5.500%, 2/1/30 144A	2,275,000	1,965

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Quikrete Holdings, Inc.
6.375%, 3/1/32 144A	1,400,000	1,420
6.750%, 3/1/33 144A	2,725,000	2,768
Sealed Air Corp.
5.000%, 4/15/29 144A	550,000	554
6.500%, 7/15/32 144A	700,000	734
Sealed Air Corp. / Sealed Air Corp. US 6.125%, 2/1/28 144A	550,000	557
Sensata Technologies BV 5.875%, 9/1/30 144A	2,125,000	2,129
Sensata Technologies, Inc.
3.750%, 2/15/31 144A	225,000	209
6.625%, 7/15/32 144A	250,000	255
SPX FLOW, Inc. 8.750%, 4/1/30 144A	2,950,000	3,015
Standard Building Solutions, Inc.
6.250%, 8/1/33 144A	1,750,000	1,730
6.500%, 8/15/32 144A	700,000	700
Standard Industries, Inc.
3.375%, 1/15/31 144A	250,000	224
4.375%, 7/15/30 144A	1,200,000	1,131
4.750%, 1/15/28 144A	1,325,000	1,310
TopBuild Corp. 5.625%, 1/31/34 144A	1,675,000	1,639
TransDigm, Inc.
6.000%, 1/15/33 144A	275,000	275
6.125%, 7/31/34 144A	425,000	418
6.250%, 1/31/34 144A	275,000	278
6.375%, 3/1/29 144A	700,000	713
6.375%, 5/31/33 144A	975,000	970
6.625%, 3/1/32 144A	3,475,000	3,544
6.750%, 8/15/28 144A	1,000,000	1,012
6.750%, 1/31/34 144A	550,000	557
6.875%, 12/15/30 144A	3,850,000	3,945
Trivium Packaging Finance BV
8.250%, 7/15/30 144A	779,000	815
12.250%, 1/15/31 144A	1,450,000	1,570
TTM Technologies, Inc. 4.000%, 3/1/29 144A	550,000	528
Watco Cos. LLC / Watco Finance Corp. 7.125%, 8/1/32 144A	1,500,000	1,541
WESCO Distribution, Inc.
5.500%, 4/15/34 144A	475,000	468
6.375%, 3/15/29 144A	1,150,000	1,171
6.375%, 3/15/33 144A	450,000	458
6.625%, 3/15/32 144A	1,375,000	1,407
7.250%, 6/15/28 144A	1,075,000	1,081

Total		85,639

Technology (9.9%)
Amentum Holdings, Inc. 7.250%, 8/1/32 144A	3,000,000	3,104
AthenaHealth Group, Inc. 6.500%, 2/15/30 144A	4,025,000	3,778
CACI International, Inc. 6.375%, 6/15/33 144A	1,650,000	1,680
Capstone Borrower, Inc. 8.000%, 6/15/30 144A	1,650,000	1,576
Cloud Software Group, Inc.
6.500%, 3/31/29 144A	3,125,000	3,049
6.625%, 8/15/33 144A	875,000	778

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Technology continued
8.250%, 6/30/32 144A	1,075,000	1,019
9.000%, 9/30/29 144A	3,450,000	3,328
Consensus Cloud Solutions, Inc. 6.500%, 10/15/28 144A	2,550,000	2,526
CoreWeave, Inc.
9.000%, 2/1/31 144A	1,075,000	1,023
9.250%, 6/1/30 144A	2,125,000	2,065
Elastic NV 4.125%, 7/15/29 144A	2,375,000	2,228
Fair Isaac Corp.
6.000%, 5/15/33 144A	825,000	809
6.250%, 9/15/34 144A	1,275,000	1,254
Fortress Intermediate 3, Inc. 7.500%, 6/1/31 144A	2,775,000	2,758
Insight Enterprises, Inc. 6.625%, 5/15/32 144A	1,350,000	1,303
Kioxia Holdings Corp. 6.625%, 7/24/33 144A	2,400,000	2,467
McAfee Corp. 7.375%, 2/15/30 144A	6,825,000	5,639
NCR Voyix Corp.
5.000%, 10/1/28 144A	1,000,000	963
5.125%, 4/15/29 144A	350,000	335
Oak-Eagle Acquireco, Inc.
7.250%, 7/1/33 144A	1,025,000	1,062
8.750%, 7/1/34 144A	1,725,000	1,806
Open Text Corp. 3.875%, 2/15/28 144A	1,675,000	1,613
Open Text Holdings, Inc.
4.125%, 2/15/30 144A	2,250,000	2,010
4.125%, 12/1/31 144A	300,000	256
Rocket Software, Inc.
6.500%, 2/15/29 144A	3,925,000	3,532
9.000%, 11/28/28 144A	1,375,000	1,373
Science Applications International Corp.
4.875%, 4/1/28 144A	875,000	861
5.875%, 11/1/33 144A	575,000	561
Seagate Data Storage Technology Pte, Ltd.
5.875%, 7/15/30 144A	200,000	203
8.250%, 12/15/29 144A	75,000	79
8.500%, 7/15/31 144A	700,000	734
9.625%, 12/1/32 144A	2,127,000	2,364
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	3,850,000	3,853
6.500%, 6/1/32 144A	625,000	625
Synaptics, Inc. 4.000%, 6/15/29 144A	1,175,000	1,113
UKG, Inc. 6.875%, 2/1/31 144A	5,000,000	4,887
Zebra Technologies Corp. 6.500%, 6/1/32 144A	525,000	529

Total		69,143

Utilities (2.7%)
Constellation Energy Generation LLC
4.625%, 2/1/29 144A	350,000	346
5.000%, 2/1/31 144A	600,000	602
NRG Energy, Inc.
3.875%, 2/15/32 144A	207,000	190
5.250%, 6/15/29 144A	775,000	767
5.750%, 1/15/28	400,000	401

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.750%, 7/15/29 144A	350,000	349
5.750%, 1/15/34 144A	350,000	345
6.000%, 2/1/33 144A	975,000	975
6.000%, 1/15/36 144A	2,075,000	2,056
6.250%, 11/1/34 144A	725,000	731
TransAlta Corp. 5.875%, 2/1/34	1,425,000	1,415
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,096
5.625%, 2/15/27 144A	1,925,000	1,925
7.750%, 10/15/31 144A	875,000	917
VoltaGrid LLC 7.375%, 11/1/30 144A	1,550,000	1,601
XPLR Infrastructure Operating Partners LP
4.500%, 9/15/27 144A	700,000	693
7.250%, 1/15/29 144A	2,075,000	2,135
7.750%, 4/15/34 144A	850,000	878

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
8.375%, 1/15/31 144A	250,000	263
8.625%, 3/15/33 144A	1,325,000	1,400

Total		19,085

Total Corporate Bonds (Cost: $684,501)		672,600

Warrants (–%)
Communications (–%)
Audacy, Inc. - Black Scholes Warrants *,Æ	7,085	–π
Audacy, Inc. - Non-Black Scholes Warrants *,Æ	1,181	–π

Total		–π

Total Warrants (Cost: $2)		–π

Total Investments (96.6%) (Cost: $693,253)@		673,970

Other Assets, Less Liabilities (3.4%)		24,062

Net Assets (100.0%)		698,032

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026 the value of these securities (in thousands) was $622,631 representing 89.2% of the net assets.

Þ	PIK - Payment In Kind. PIK rate of Beach Acquisition Bidco LLC is 10.75%. PIK rate of CP Atlas Buyer, Inc. is 5.75%.
π	Amount is less than one thousand.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $693,009 and the net unrealized depreciation of investments based on that cost was $19,039 which is comprised of $6,002 aggregate gross unrealized appreciation and $25,041 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$—	$—	$1,370
Corporate Bonds	—	672,600	—
Warrants	—	—	—π

Total Assets:	$—	$672,600	$1,370

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2026.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1